SHARE-BASED PAYMENTS (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Outstanding Opening	6,885,000
Number of options, Granted	0
Number of options, Exercised	(4,388,397)
Number of options, Forfeited/Cancelled	(197,500)
Number of options, Outstanding Ending	2,299,103	6,885,000
Number of options, Vested and expected to vest	2,299,103
Number of options, Exercisable	2,066,103
Weighted- average exercise price, Outstanding Opening	$ 1.44
Weighted- average exercise price, Exercised	1.44
Weighted- average exercise price, Forfeited/Cancelled	1.44
Weighted- average exercise price, Outstanding Ending	1.44	$ 1.44
Weighted- average exercise price, Vested and expected to vest	1.44
Weighted- average exercise price, Exercisable	1.44
Weighted-Average grant date fair value, Forfeited/Cancelled	$ 1.96
Weighted - average remaining contractual term, Outstanding	6 years 1 month 17 days	6 years 10 months 2 days
Weighted - average remaining contractual term Vested and expected to vest	6 years 1 month 17 days
Weighted - average remaining contractual term Exercisable	5 years 11 months 26 days
Aggregate intrinsic Value, Outstanding Ending	$ 5,840	$ 41,035
Aggregate intrinsic Value, Vested and expected to vest	5,840
Aggregate intrinsic Value, Exercisable	$ 5,248